CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares issued in relation to the share awards	24,509,339	24,509,339	59,286,225
Camelot Technology Co Ltd
Percentage of equity interests acquired	7.77%
Percentage of acquisition on equity interest	100.00%